ORDINARY SHARES ISSUANCE - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended						12 Months Ended	1 Months Ended
	Nov. 30, 2010	Jul. 31, 2010	Jun. 30, 2010	Mar. 31, 2010	Jan. 31, 2010 Person	Jul. 31, 2009	Dec. 31, 2010	Nov. 30, 2011 Tp Corporation Limited	Nov. 30, 2010 Tp Corporation Limited	Oct. 31, 2009 Guangzhou Kernel Technology Limited [Member]	Nov. 30, 2011 VanceInfo Financial Service	Nov. 30, 2011 Lifewood	Nov. 30, 2011 Oracle Consulting and Implementation Services	Oct. 31, 2009 Cypress Hill Holdings Limited	Oct. 31, 2009 Fortune Sea International Limited	Oct. 31, 2009 Million International Limited	Oct. 31, 2009 Wireless Info Tech, Ltd
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Issuance of ordinary shares upon share offering, shares	2,530,000					345,000
Proceeds from issuance of ordinary shares upon share offering	$ 89,226					$ 3,624
Payment for issuance costs in connection with share offering	590					976
Issuance of ordinary shares in connection with business acquisitions								55,944	26,442	6,163	44,642	50,746	6,721	106,820	106,820	106,820	95,590
Number of employees terminated					1
Ordinary shares returned from an employee (in shares)				27,772
Ordinary shares returned from an employee				537			537
Provision in connection with the losses caused by an employee				$ 537
Ordinary shares issued for share-based compensation, shares	1,000,000	1,089,064	51,084				2,140,148